DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 1,991,793		$ 1,263,442	$ 213,741
Gain (loss) fair value of derivative liabilities	$ 337,737	$ 4,187	$ 235,703	$ 828,614